Consolidated statements of cash flows - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating activities
Net income	€ 700,743	€ 915,287
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	1,343,690	1,186,568
Change in deferred taxes, net	(60,080)	(12,828)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(66,511)	(25,845)
Income from equity method investees	(47,302)	(71,214)
Interest expense, net	217,161	213,717
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(68,581)	(60,469)
Inventories	(169,075)	(153,642)
Other current and non-current assets	(20,061)	131,972
Accounts receivable from related parties	25,659	(29,410)
Accounts payable to related parties	(52,270)	(5,740)
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	(191,476)	(132,830)
Income tax liabilities	291,631	285,759
Received dividends from investments in equity method investees	94,545	57,680
Paid interest	(238,716)	(255,162)
Received interest	42,121	44,718
Paid income taxes	(233,758)	(268,110)
Net cash provided by (used in) operating activities	1,567,720	1,820,451
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(494,604)	(588,198)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(39,901)	(270,580)
Investments in debt securities	(92,131)	(62,640)
Proceeds from sale of property, plant and equipment	8,805	26,964
Proceeds from divestitures	56,459	2,565
Proceeds from sale of debt securities	51,592	118,451
Net cash provided by (used in) investing activities	(509,780)	(773,438)
Financing activities
Proceeds from short-term debt from unrelated parties	576,745	1,722,084
Repayments of short-term debt from unrelated parties	(1,223,028)	(462,529)
Proceeds from short-term debt from related parties	84,000	49,446
Repayments of short-term debt from related parties	(122,500)	(26,766)
Proceeds from long-term debt	1,026,685	1,231,756
Repayments of long-term debt	(761,495)	(2,067,228)
Repayments of lease liabilities from unrelated parties	(556,965)	(502,679)
Repayments of lease liabilities from related parties	(16,533)	(15,487)
Increase (decrease) of accounts receivable facility	23,500
Proceeds from exercise of stock options	20,151	6,005
Dividends paid	(395,556)	(392,455)
Distributions to noncontrolling interests	(218,068)	(250,185)
Contributions from noncontrolling interests	65,620	41,189
Net cash provided by (used in) financing activities	(1,497,444)	(666,849)
Effect of exchange rate changes on cash and cash equivalents	71,401	100,131
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(368,103)	480,295
Cash and cash equivalents at beginning of period	1,481,655	1,081,539
Cash and cash equivalents at end of period	€ 1,113,552	€ 1,561,834